Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Net Revenues by Product Segment and by Product Line

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

Net revenues by reportable segment:

	December 31, 2019	December 31, 2018	December 31, 2017
Automotive and Discrete Group (ADG)	3,606	3,556	3,059
Analog, MEMS and Sensors Group (AMS)	3,299	3,154	2,630
Microcontrollers and Digital ICs Group (MDG)	2,638	2,940	2,646
Total net revenues of product segments	9,543	9,650	8,335
Others	13	14	12
Total consolidated net revenues	9,556	9,664	8,347

Operating Income by Reportable Segment

Operating income by reportable segment:

	December 31, 2019	December 31, 2018	December 31, 2017
Automotive and Discrete Group (ADG)	357	431	291
Analog, MEMS and Sensors Group (AMS)	596	488	364
Microcontrollers and Digital ICs Group (MDG)	354	547	405
Total operating income of product segments	1,307	1,466	1,060
Others(1) (2)	(104)	(66)	(55)
Total consolidated operating income (3)	1,203	1,400	1,005

(1)

Operating results of “Others” include items such as unused capacity charges, impairment & restructuring charges and other related closure costs, management reorganization expenses, phase out and start-up costs, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as assembly services and other revenue.

(2)	Effective January 1, 2018, the Subsystems business unit was transferred from Others to Analog, MEMS and Sensors Group (AMS). Prior periods have been restated accordingly.
(3)	Certain amounts presented in the year ended December 31, 2017 have been adjusted to reflect the January 1, 2018 adoption of ASU 2017-07 related to the reclassification of certain pension costs.

Reconciliation of Operating Income of Segments to Total Operating Income

Reconciliation of operating income of segments to the total operating income:

	December 31, 2019	December 31, 2018	December 31, 2017
Total operating income of segments	1,307	1,466	1,060
Impairment, restructuring charges and other related closure costs	(5)	(21)	(45)
Unallocated manufacturing results	(90)	1	7
Strategic and other research and development programs and other non-allocated provisions(1)	(9)	(46)	(17)
Total operating loss Others	(104)	(66)	(55)
Total consolidated operating income	1,203	1,400	1,005

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

Net Revenues

Net revenues

	December 31, 2019	December 31, 2018	December 31, 2017
Netherlands	2,842	2,917	2,223
France	108	127	123
Italy	59	64	60
USA	1,157	1,132	1,012
Singapore	4,857	4,873	4,444
Japan	520	534	463
Other countries	13	17	22
Total	9,556	9,664	8,347

Property, Plant & Equipment

Property, plant and equipment

	December 31, 2019	December 31, 2018
Netherlands	897	775
France	726	686
Italy	900	786
Other European countries	117	81
USA	25	6
Singapore	670	494
Malaysia	218	231
Other countries	454	436
Total	4,007	3,495